Hedging - Foreign Currency (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2014 30 day euro forward contract Cost of sales USD ($)	Dec. 31, 2013 30 day euro forward contract Cost of sales USD ($)	Dec. 31, 2012 30 day euro forward contract Cost of sales USD ($)	Sep. 30, 2013 Transferred from Hedging to Non-hedging Instruments Foreign Exchange Option EUR (€)	Dec. 31, 2014 Not designated as hedging instruments 30 day euro forward contract
Derivative [Line Items]
Notional Amount				€ 71,000,000
Gains (losses) on 30-day euro forward contracts	7,965,000	(4,367,000)	(2,812,000)
Gains (losses) from fluctuations in the value of the net monetary assets exposed to euro exchange rates	$ (16,517,000)	$ 2,783,000	$ (2,187,000)
Term of contract					30 days